Schedule - Unaudited Condensed Financial Information of the Parent Company - Schedule of Cash Flow (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash Flow [Line Items]
Net cash used in operating activities	$ (1,269,634)	$ (1,516,279)	$ (808,226)
Net cash provided by investing activities	1,071,942	878,000
Net cash (used in) provided by financing activities	(150,000)		310,000
Decrease in cash and cash equivalents	(347,692)	(638,279)	(498,226)
Cash, cash equivalents and restricted cash, beginning of year	347,731	986,010	1,484,236
Cash, cash equivalents and restricted cash, end of year	39	347,731	986,010
Cash, cash equivalents and restricted cash, end of year	39	347,731	986,010
Less: restricted cash			700,094
Cash and cash equivalents, end of year	$ 39	$ 347,731	$ 285,916